Equity (Details) - USD ($)				3 Months Ended		12 Months Ended
		Jun. 01, 2022	Apr. 15, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 15, 2023	Apr. 11, 2023	Dec. 31, 2021
Equity [Line Items]
Common stock shares authorized	[1]			100,000,000		100,000,000	100,000,000
Common stock per share (in Dollars per share)	[1]			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares authorized				1,000,000		1,000,000	1,000,000
Preferred stock per share (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Shares issued	[1]			26,306,764		22,272,478	22,272,478
Related party description				(i) 50,000 shares to Tie (James) Li and 50,000 shares to Zhiyi (Jonathan) Zhang (or 100,000 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 12,500 shares to Tie (James) Li and 12,500 shares to Deyin (Bill) Chen (or 25,000 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 16,000 and 25,000 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore		(i) 50,000 shares to Tie (James) Li and 50,000 shares to Zhiyi, Zhang (or 100,000 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of Natures Miracle with the principal amount of $3,700,000; (ii) 12,500 shares to Tie (James) Li and 12,500 shares to Deyin (Bill) Chen (or 25,000 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); (iii) 10,000 shares to Charles Jourdan Hausman in connection with his appointment as a board member with Nature’s Miracle and (iv) 100,000 shares to Darin Carpenter in connection with an employment agreement with Nature’s Miracle.
Shares value (in Dollars)				$ 1,000,000		$ 2,350,000
Expenses (in Dollars)				$ 660,000
Respresenting percentage				10.00%		10.00%
incentive plan				5.00%		5.00%
Compensation expenses (in Dollars)				$ 1,100,000
Fair value amount (in Dollars)				$ 178,000
Fair value per share (in Dollars per share)				$ 0.89
Share compensation expenses (in Dollars)				$ 171,897
Ordinary price per share (in Dollars per share)				$ 9.2
Warrant price per share (in Dollars per share)				0.01
Ordinary price per share (in Dollars per share)				$ 18
Redemption period				30 days
Consummation days				90 days
Equity interest		100.00%
Exercise price per share (in Dollars per share)				$ 9.2
Market value rate				115.00%
Trigger price (in Dollars per share)				$ 18
Issued price rate				180.00%
Raising net proceeds (in Dollars)			$ 394,000				$ 394,000
Shares outstanding		8,908,991							1,033,333
Warrant [Member]
Equity [Line Items]
Warrant outstanding (in Dollars)				$ 3,625,750
Public warrants (in Dollars)				3,450,000
Private warrants (in Dollars)				$ 175,750
Ordinary price per share (in Dollars per share)				$ 11.5
Minimum [Member]
Equity [Line Items]
Trading day				20
Maximum [Member]
Equity [Line Items]
Trading day				30
Common Stock [Member]
Equity [Line Items]
Common stock per share (in Dollars per share)						$ 0.0001
Shares issued	[2]			4,034,286			6,904,468
Shares outstanding	[2]			26,306,764	22,272,478	22,272,478	22,272,478			8,908,991
Shares issued	[2]						6,459,019
Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized						10,000,000
Preferred stock per share (in Dollars per share)						$ 0.0001
Shares issued
Shares outstanding
Shares issued
George Yutuc [Member]
Equity [Line Items]
Vest over time shares				100,000
Kirk Collins [Member]
Equity [Line Items]
Vest over time shares				50,000
Amber Wang [Member]
Equity [Line Items]
Vest over time shares				50,000
Visiontech [Member]
Equity [Line Items]
Equity interest		100.00%		60.00%
James [Member]
Equity [Line Items]
Shares issued						50,000
Zhiyi Zhang [Member]
Equity [Line Items]
Shares issued						50,000
Director [Member] | Charles Hausman [Member]
Equity [Line Items]
Shares issued						10,000
Chief Operating Officer [Member] | Common Stock [Member]
Equity [Line Items]
Shares issued						100,000
Preferred Stock [Member]
Equity [Line Items]
Capital stock shares				110,000,000
Preferred stock shares authorized				10,000,000
Preferred stock per share (in Dollars per share)				$ 0.0001
Common Stock [Member]
Equity [Line Items]
Common stock shares authorized				100,000,000		100,000,000
Common stock per share (in Dollars per share)				$ 0.0001
Shares issued						235,000		125,000
Price per share (in Dollars per share)				$ 10
Shares issued			6,904,468
Shares issued		6,459,019
Shares issued		6,844,000
Preferred Stock [Member]
Equity [Line Items]
Capital stock shares						110,000,000

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024
[2]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024